Project debt, Details of project debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 292,000	$ 280,000
Non-current	4,678,849	4,925,268
Current	695,341	312,346
Total Project debt	5,374,190	$ 5,237,614
Increase in project debt during period	322,000
Kaxu [Member]
Project debt [Abstract]
Current	$ 359,000